PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net of accumulated depreciation, as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Servers and network equipment	25,705	34,165	593.1
Infrastructure systems	6,470	7,621	132.3
Land and buildings	3,785	5,835	101.3
Office furniture and equipment	1,891	2,090	36.3
Leasehold improvements	941	976	16.9
Other equipment	56	82	1.5
Assets not yet in use	2,703	694	12.1
Total	41,551	51,463	893.5
Less: accumulated depreciation	(22,734)	(30,292)	(525.9)
Total property and equipment, net	18,817	21,171	367.6

Assets not yet in use primarily represent infrastructure systems, computer equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation.

Depreciation expenses related to property and equipment for the years ended December 31, 2015, 2016 and 2017 amounted to RUB 6,197, RUB 7,655 and RUB 9,131  ($158.5), respectively.